Stock Compensation Plan (10-K)	12 Months Ended
Dec. 31, 2011
Stock Compensation Plan (10-K) [Abstract]
Stock Compensation Plan
13. Stock Compensation Plan

Under the Company's 1996 Stock Option Plan ("1996 Company Plan") the Company could grant to employees, directors or consultants options to purchase up to 12,903,226 shares of common stock. The stock options are exercisable over a period determined by the Board of Directors or the Compensation Committee, but no longer than 10 years.

On April 4, 2002, our shareholders and board of directors adopted the 2002 Equity Incentive Plan ("2002 Equity Plan"). The 2002 Equity Plan provides for the grant of stock options to officers, employees, consultants and directors of the Company and its subsidiaries. In addition, the plan permits the granting of stock appreciation rights with, or independently of, options, as well as stock bonuses and rights to purchase restricted stock. A total of 10,000,000 shares of our common stock may be granted under the 2002 Equity Plan.  As of December 31, 2011, there were 4,676,581 options outstanding under the 2002 Equity Plan.

Prior to the approval of the 2002 Equity Plan, options were primarily granted under the Company's 1996 Stock Option Plan ("1996 Company Plan"). On April 4, 2002, our board of directors terminated the 1996 Company Plan. The termination will not affect any outstanding options under the 1996 Company Plan and all such options will continue to remain outstanding and be governed by the Plan. No additional options may be granted under the 1996 Company Plan. As of December 31, 2011, there were 3,226 options outstanding and exercisable at a weighted average exercise price of $15.00 per share under the 1996 Company Plan.

On April 4, 2002, our shareholders and board of directors adopted the 2002 Non-employee Director Stock Option Plan ("2002 Director Plan"). Only non-employee directors are eligible for grants under the 2002 Director Plan. A total of 1,000,000 shares of the Company's Common Stock may be granted under the 2002 Director Plan. There were no options outstanding under the 2002 Director Plan as of December 31, 2011.  The 2002 Director Plan terminates in April 2012, unless terminated prior to that date by the Board of Directors.

FASB ASC 718, Compensation – Stock Compensation, requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values. Under ASC 718, Company is required to measure the cost of employee services received in exchange for stock options and similar awards based on the grant-date fair value of the award and recognize this cost in the income statement over the period during which an employee is required to provide service in exchange for the award.  The Company recorded $553 and $142 for the years ended December 31, 2011 and 2010, respectively, of non-cash charges for stock compensation related to amortization of the fair value of restricted stock and unvested stock options.

On August 3, 2010, in conjunction with an employment agreement with Thomas Steipp, the Company's Chief Executive Officer, the Company also granted an aggregate of 6,000,000 restricted shares of the Company's common stock, which will ratably vest each year over five years.  During the years December 31, 2011 and 2010, the Company recorded $442 and $0, respectively, of compensation expense related to Mr. Steipp's restricted shares.

The fair value of each option grant is estimated on the date of the grant using the Black-Scholes option-pricing model with the assumptions noted in the following table.

	December 31,
	2011	2010

Expected volatility	133.02% - 136.30%	105%
Expected dividends	-	-
Expected term (in years)	6.50	6.00
Risk-free rate	2.56% - 2.87%	3.08%

Expected volatilities are based on historical volatility expected over the expected life of the options.  The Company uses historical data to estimate option exercise and employee termination within the valuation model. The expected term of options granted represents the period of time that options granted are expected to be outstanding.  Forfeitures rates ranging from 5.0% to 28.3% were used for year ended December 31, 2011 and forfeiture rates ranging from 5.0% to 31.1% were used for the year ended December 31, 2010.  The risk free rate for period within the expected life of the options is based on U.S. Treasury rates in effect at the time of grant.

The following table summarizes the Company's stock option transactions for the years ended December 31, 2011 and 2010:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
				(in thousands)
Options outstanding at December 31, 2009	5,166,385	2.26
Granted	3,080,000	0.12
Exercised	-	-
Forfeited	(77,000)	0.25
Expired	(1,696,422)	4.54
Options outstanding at December 31, 2010	6,472,963	0.67
Granted	40,000	0.55
Exercised	(102,000)	0.12
Forfeited	(400,000)	0.50
Expired	(1,331,156)	1.64
Options outstanding at December 31, 2011	4,679,807	$0.42	6.9	$56
Options exercisable at December 31, 2011	2,160,907	$0.72	5.3	$15
Options vested or expected to vest at December 31, 2011	3,576,610	$0.50	6.5	$38

The following table summarizes the Company's stock options outstanding and exercisable by ranges of option prices as of December 31, 2011:

Options Outstanding				Options Exercisable
Range of Exercise Prices	Numbers of options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price

$0.00 - $ 3.00	4,664,000	6.95	$0.39	2,145,100	5.27	$0.67
3.01 - 6.00	10,000	1.33	4.57	10,000	1.33	4.57
6.01 - 9.00	-	-	-	-	-	-
9.01 - 12.00	-	-	-	-	-	-
12.01 - 15.00	5,807	0.26	15.00	5,807	0.26	15.00

Total	4,679,807			2,160,907

The Company's non-vested options at the beginning and ending of fiscal year 2011 had a weighted-average grant-date fair value of $0.21 and $0.16 per option, respectively.